Leases - Lessor: Lease Income (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets	¥ 35,152	¥ 31,005
Real estate asset [member]
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets	8,158	10,049
Operating lease assets other than real estate [member]
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets	¥ 26,994	¥ 20,956